Financial instruments - Classes of financial assets instruments (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Asset [abstract]
Noncurrent Derivative Financial Assets		$ 691	$ 1,265
Non-current financial investments		2,733	3,346
Prepayments and financial receivables		2,063	1,087
Trade and other receivables	[1]	22,452	17,927
Current Derivative Financial Assets		4,039	5,131
Current financial investments		29,876	21,246
Cash and cash equivalents	[2]	15,579	14,126
Total		77,433	64,128
Non-financial assets [member]
Asset [abstract]
Prepayments and financial receivables		404	380
Trade and other receivables		841	736
Total		1,245	1,116
Amortised cost [member]
Asset [abstract]
Non-current financial investments		117	253
Prepayments and financial receivables		1,658	707
Trade and other receivables		21,611	17,192
Current financial investments		29,577	20,946
Cash and cash equivalents		12,473	11,412
Total		65,436	50,510
Financial assets at fair value through profit or loss, category [member]
Asset [abstract]
Noncurrent Derivative Financial Assets		691	1,265
Non-current financial investments		2,616	3,093
Current Derivative Financial Assets		4,039	5,131
Current financial investments		300	300
Cash and cash equivalents		3,106	2,714
Total		$ 10,752	$ 12,503

[1]	Of which Trade receivables of USD 17,334 million in 2022 and USD 15,237 million in 2021.
[2]	Includes collateral deposits of USD 6,128 million for 2022 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 2021 is USD 2,069 million.